Janus Henderson Mid Cap Value Fund

Schedule of Investments (unaudited)

March 31, 2023

Shares or Principal Amounts		Value
Common Stocks– 98.4%
Aerospace & Defense – 3.3%
BWX Technologies Inc	417,672	$26,330,043
L3Harris Technologies Inc	203,231	39,882,051
		66,212,094
Auto Components – 2.0%
Aptiv PLC*	185,686	20,832,112
Autoliv Inc	215,445	20,113,945
		40,946,057
Banks – 3.9%
Citizens Financial Group Inc	529,469	16,079,974
Regions Financial Corp	942,895	17,500,131
Synovus Financial Corp	824,762	25,427,412
Webster Financial Corp	518,836	20,452,515
		79,460,032
Building Products – 2.6%
Carlisle Cos Inc	113,694	25,702,803
Fortune Brands Home & Security Inc	447,056	26,255,599
		51,958,402
Capital Markets – 3.0%
Jefferies Financial Group Inc	824,333	26,164,329
State Street Corp	448,865	33,974,592
		60,138,921
Chemicals – 5.0%
Axalta Coating Systems Ltd*	936,329	28,361,405
Corteva Inc	513,632	30,977,146
FMC Corp	218,442	26,678,321
Westlake Chemical Corp	133,191	15,447,492
		101,464,364
Commercial Services & Supplies – 1.8%
Waste Connections Inc	255,442	35,524,319
Construction Materials – 1.3%
Martin Marietta Materials Inc	75,708	26,880,883
Containers & Packaging – 2.3%
Graphic Packaging Holding Co	1,074,488	27,388,699
Sonoco Products Co	304,734	18,588,774
		45,977,473
Diversified Financial Services – 1.7%
Fidelity National Information Services Inc	640,145	34,779,078
Electric Utilities – 4.9%
Alliant Energy Corp	966,397	51,605,600
Entergy Corp	447,993	48,266,766
		99,872,366
Electrical Equipment – 3.0%
Acuity Brands Inc	110,499	20,191,482
AMETEK Inc	283,447	41,193,353
		61,384,835
Electronic Equipment, Instruments & Components – 3.1%
Insight Enterprises Inc*	103,792	14,838,104
Vontier Corp	1,160,330	31,723,422
Zebra Technologies Corp*	51,666	16,429,788
		62,991,314
Energy Equipment & Services – 2.0%
Baker Hughes Co	1,422,635	41,057,246
Entertainment – 2.5%
Activision Blizzard Inc	421,187	36,049,395
Take-Two Interactive Software Inc*	119,485	14,254,561
		50,303,956
Food & Staples Retailing – 1.9%
Casey's General Stores Inc	178,786	38,700,018
Food Products – 2.5%
Kellogg Co	561,962	37,628,976
Lamb Weston Holdings Inc	124,548	13,017,757
		50,646,733
Health Care Equipment & Supplies – 3.0%
Envista Holdings Corp*	562,956	23,013,641
Globus Medical Inc*	683,245	38,698,997
		61,712,638

Shares or Principal Amounts		Value
Common Stocks– (continued)
Health Care Providers & Services – 7.2%
Cardinal Health Inc	611,732	$46,185,766
Henry Schein Inc*	354,305	28,890,030
Humana Inc	43,435	21,085,955
Laboratory Corp of America Holdings	220,455	50,576,786
		146,738,537
Hotel & Resort Real Estate Investment Trusts (REITs) – 1.0%
Apple Hospitality Inc	1,368,308	21,236,140
Household Durables – 1.4%
Toll Brothers Inc	479,065	28,758,272
Industrial Real Estate Investment Trusts (REITs) – 1.1%
STAG Industrial Inc	655,110	22,155,820
Insurance – 5.2%
Globe Life Inc	312,777	34,411,726
Hartford Financial Services Group Inc	735,442	51,252,953
RenaissanceRe Holdings Ltd	99,216	19,876,933
		105,541,612
Life Sciences Tools & Services – 0.8%
Charles River Laboratories International Inc*	78,568	15,856,594
Machinery – 3.8%
Hillenbrand Inc	620,428	29,488,943
Lincoln Electric Holdings Inc	181,542	30,698,752
Oshkosh Corp	200,947	16,714,771
		76,902,466
Media – 1.8%
Fox Corp - Class B	1,140,897	35,721,485
Metals & Mining – 1.6%
Freeport-McMoRan Inc	807,245	33,024,393
Office Real Estate Investment Trusts (REITs) – 1.4%
Alexandria Real Estate Equities Inc	220,530	27,696,363
Oil, Gas & Consumable Fuels – 4.1%
Chesapeake Energy Corp	375,273	28,535,759
Marathon Oil Corp	1,264,308	30,292,820
Pioneer Natural Resources Co	120,450	24,600,708
		83,429,287
Residential Real Estate Investment Trusts (REITs) – 2.2%
Equity LifeStyle Properties Inc	674,104	45,252,602
Road & Rail – 1.6%
Canadian Pacific Railway Ltd	263,015	20,236,374
Landstar System Inc	67,602	12,118,335
		32,354,709
Semiconductor & Semiconductor Equipment – 3.5%
Lam Research Corp	28,740	15,235,649
Microchip Technology Inc	375,574	31,465,590
Teradyne Inc	216,942	23,323,434
		70,024,673
Software – 2.7%
Black Knight Inc*	454,934	26,186,001
Nice Ltd (ADR)*	121,524	27,815,628
		54,001,629
Specialized Real Estate Investment Trusts (REITs) – 1.7%
Lamar Advertising Co	347,453	34,707,080
Specialty Retail – 4.7%
AutoZone Inc*	9,150	22,492,073
Bath & Body Works Inc	594,695	21,753,943
Burlington Stores Inc*	139,580	28,209,118
O'Reilly Automotive Inc*	26,434	22,441,937
		94,897,071
Trading Companies & Distributors – 2.8%
GATX Corp	132,312	14,556,966
MSC Industrial Direct Co Inc	512,016	43,009,344
		57,566,310
Total Common Stocks (cost $1,563,187,176)		1,995,875,772
Repurchase Agreements– 1.8%
ING Financial Markets LLC, Joint repurchase agreement, 4.8000%, dated 3/31/23, maturing 4/3/23 to be repurchased at $16,506,600 collateralized by $18,812,795 in U.S. Treasuries 0% - 5.3750%, 9/30/23 - 2/15/53 with a value of $16,836,737	$16,500,000	16,500,000

Shares or Principal Amounts		Value
Repurchase Agreements– (continued)
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 4.7400%, dated 3/31/23, maturing 4/3/23 to be repurchased at $20,007,900 collateralized by $24,561,600 in U.S. Treasuries 0.6250% - 3.0000%, 2/15/26 - 8/15/52 with a value of $20,408,069	$20,000,000	$20,000,000
Total Repurchase Agreements (cost $36,500,000)		36,500,000
Total Investments (total cost $1,599,687,176) – 100.2%		2,032,375,772
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(4,220,052)
Net Assets – 100%		$2,028,155,720

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,964,209,825	96.6%
Israel	27,815,628	1.4
Canada	20,236,374	1.0
Sweden	20,113,945	1.0

Total	$2,032,375,772	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$1,995,875,772	$-	$-
Repurchase Agreements	-	36,500,000	-
Total Assets	$1,995,875,772	$36,500,000	$-

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70285 05-23